Premises and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2015
Property, Plant and Equipment [Line Items]
Acquired value	$ 45,506	$ 44,250
Less: accumulated depreciation	26,295	24,638
Net book value	19,211	19,612		$ 20,181
Depreciation expense	1,700	1,700	$ 1,600
Land [Member]
Property, Plant and Equipment [Line Items]
Acquired value	6,933	6,251
Bank premises [Member]
Property, Plant and Equipment [Line Items]
Acquired value	18,324	18,051
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Acquired value	19,995	19,753
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Acquired value	$ 254	$ 195